Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consisted of the following:

	June 30,	December 31,
	2018	2017
	U.S. $ in thousands
Finished goods	$60,430	$63,234
Work-in-process	3,403	2,271
Raw materials	53,206	50,212
	$117,039	$115,717